Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of contract assets and contract liabilities from contracts with customers
The following table provides information about receivables, contract assets and contract liabilities from our contracts with customers:

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Accounts receivable, net	208	295
Current contract assets (1)	1	7
Non-current contract assets (1)	—	—
Current contract liabilities (deferred revenues) (1)	(12)	(37)
Non-current contract liabilities (deferred revenues) (1)	(9)	(18)
(1)  Current contract assets and liabilities balances are included in “Other current assets” and “Other current liabilities,” respectively in our Consolidated Balance Sheets as of December 31, 2018 (Successor).

Significant changes in the contract assets and the contract liabilities balances during the period from January 1, 2018 through July 1, 2018 (Predecessor) and period from July 2, 2018 through December 31, 2018 (Successor) are as follows:

(In $ millions)	Net Contract Balances
Contract assets at January 1, 2018 (Predecessor)	7
Contract liabilities at January 1, 2018 (Predecessor)	(55)
Net contract liability at January 1, 2018 (Predecessor)	(48)
Decrease due to amortization of revenue that was included in the beginning contract liability balance	25
Increase due to cash received, excluding amounts recognized as revenue	(9)
Decrease due to recognized during the period but contingent on future performance	9
Fresh start adjustment	32
Net contract asset at July 1, 2018 (Predecessor)	9
Contract assets at July 1, 2018 (Predecessor)	9
Contract liabilities at July 1, 2018 (Predecessor)	—

Contract assets at July 2, 2018 (Successor)	9
Contract liabilities at July 2, 2018 (Successor)	—
Net contract asset at July 2, 2018 (Successor)	9
Decrease due to amortization of revenue that was included in the beginning contract liability balance	—
Increase due to cash received against contract assets recognized at July 2, 2018 (Successor)	(9)
Increase due to cash received, excluding amounts recognized as revenue	(21)
Decrease due to recognized during the period but contingent on future performance	1
Fresh start adjustment	—
Net contract liability at December 31, 2018 (Successor)	(20)
Contract assets at December 31, 2018 (Successor)	1
Contract liabilities at December 31, 2018 (Successor)	(21)

Schedule of deferred contract costs
Deferred contract costs during the period from January 1, 2018 through July 1, 2018 (Predecessor) and period from July 2, 2018 through December 31, 2018 (Successor) are as follows:

(In $ millions)	Net deferred contract costs
Opening deferred contract costs at January 1, 2018 (Predecessor)	20
Additional deferred contract costs	6
Amortization of deferred contract costs	(15)
Fresh start adjustment (1)	(11)
Closing deferred contract costs at July 1, 2018 (Predecessor)	—

Additional deferred contract costs	22
Amortization of deferred contract costs	(7)
Closing deferred contract costs at December 31, 2018 (Successor)	15
(1) Refer to Note 5 – Fresh Start Accounting for further information.